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This amendment (check only one): [ ] is a restatement
                                 [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London
5th October 2007

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE




                                                                 Value      Shares    Investmen  Other   Voting
Name of Issuer                  Title of Class ID_CUSIP        (x$1000)       No.     DiscretioManagers Authority
DEERE & CO                      Common Share   244199105           19,369      130,500   YES     None     Sole
BANCO ITAU HOLDING FIN-ADR      Common Share   059602201            3,290       65,000   YES     None     Sole
PETROLEO BRASILEIRO S.A.-ADR    Common Share   71654V408            3,511       46,500   YES     None     Sole
SOUTHERN COPPER CORP            Common Share   84265V105            3,096       25,000   YES     None     Sole
TORCHMARK CORP                  Common Share   891027104           23,002      369,100   YES     None     Sole
CIA SIDERURGICA NACL-SP ADR     Common Share   20440W105            3,597       51,000   YES     None     Sole
CONOCOPHILLIPS                  Common Share   20825C104          114,698    1,306,800   YES     None     Sole
DIANA SHIPPING INC              Common Share   MHY2066G1044        17,100      600,000   YES     None     Sole
ARCHER-DANIELS-MIDLAND CO       Common Share   039483102           45,265    1,370,000   YES     None     Sole
NORFOLK SOUTHERN CORP           Common Share   655844108           41,606      801,500   YES     None     Sole
ALLSTATE CORP                   Common Share   020002101           38,883      679,900   YES     None     Sole
UNIBANCO-GDR                    Common Share   90458E107           16,838      128,000   YES     None     Sole
DEVON ENERGY CORPORATION        Common Share   25179M103           59,455      714,600   YES     None     Sole
VALERO ENERGY CORP              Common Share   91913Y100           26,536      395,000   YES     None     Sole
APPLE INC                       Common Share   037833100           37,600      245,000   YES     None     Sole
ENCANA CORP                     Common Share   292505104           28,451      460,000   YES     None     Sole
BURLINGTON NORTHERN SANTA FE    Common Share   12189T104           17,241      212,400   YES     None     Sole
JOHNSON & JOHNSON               Common Share   478160104           32,850      500,000   YES     None     Sole
REINSURANCE GROUP OF AMERICA    Common Share   759351109           11,456      201,900   YES     None     Sole
APACHE CORP                     Common Share   037411105           45,679      507,210   YES     None     Sole
MILLICOM INTL CELLULAR S.A.     Common Share   LU0038705702         2,098       25,000   YES     None     Sole
SHIP FINANCE INTL LTD           Common Share   BMG810751062        16,847      641,285   YES     None     Sole
SHINHAN FINANCIAL GRP-ADR       Common Share   824596100            2,887       22,500   YES     None     Sole
NABORS INDUSTRIES LTD           Common Share   BMG6359F1032        26,924      875,000   YES     None     Sole
CIA VALE DO RIO DOCE-ADR        Common Share   204412209            4,085      120,400   YES     None     Sole
METLIFE INC                     Common Share   59156R108           41,434      594,200   YES     None     Sole
CHINA PETROLEUM & CHEM-ADR      Common Share   16941R108            2,955       24,000   YES     None     Sole
CHESAPEAKE ENERGY CORP          Common Share   165167107           45,944    1,303,000   YES     None     Sole
TELEKOMUNIK INDONESIA-SP ADR    Common Share   715684106            2,685       55,000   YES     None     Sole
CATERPILLAR INC                 Common Share   149123101           31,741      404,700   YES     None     Sole
ANADARKO PETROLEUM CORP         Common Share   032511107           31,385      583,900   YES     None     Sole
ARCELORMITTAL-NY REGISTERED     Common Share   03937E101           56,477      720,000   YES     None     Sole
POSCO-ADR                       Common Share   693483109            3,575       20,000   YES     None     Sole
TALISMAN ENERGY INC             Common Share   87425E103           18,810      954,800   YES     None     Sole
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